Convertible Notes	12 Months Ended
Dec. 31, 2025
Convertible Notes
Convertible Notes

Note 5. Convertible Notes

During the year ended December 31, 2022, the Company issued a $100,000 convertible note and a $107,500 convertible note and received total proceeds of $192,975. The notes had an interest rate of 10%, an OID of 7% and had a maturity date of December 31, 2023. At the option of the holder, the notes are convertible into common stock of the Company at $0.35 per share. In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.35 per share, the conversion price shall be reduced to equal such lower issue price per share. The Company recorded $14,525 of a debt discount related to the OID. As of December 31, 2025 and December 31, 2024, the remaining unamortized debt discount was $0 and $0, respectively.

On December 15, 2023, the Company entered into amendments on the above convertible notes, which extended the maturity dates to December 31, 2024 and increased the interest rates from 10% to 13%, effective January 1, 2024. On December 20, 2024, the Company entered into amendments to the aforementioned convertible notes, which extended the maturity dates to December 31, 2026.

During the year ended December 31, 2024, the Company issued a $350,000 convertible note and received total proceeds of $200,000. The remaining $150,000 was rolled from a promissory note with this third-party lender (see Note 4). The note has an interest rate of 13% and a maturity date of December 31, 2026. At the option of the holder, the note is convertible into common stock of the Company at $0.05 per share. In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.05 per share, the conversion price shall be reduced to equal such lower issue price per share.

On October 7, 2025, the Company entered into a $100,000 convertible promissory note with a third-party lender, which carried an interest rate of 13% and had a maturity date of 60 days. At the option of the holder, the note is convertible into common stock of the at a conversion price of $0.085 per share. In the event the Company issues any shares of common stock before the maturity date at a priced that is lower than $0.085 per share, the conversion price shall be reduced to equal such lower issue price per share. The Company entered into subsequent amendments to this promissory note, which extended the maturity date to July 31, 2026.

During the year ended December 31, 2025, the Company issued $420,000 of convertible notes. The notes have an interest rate of 13% and a maturity of December 31, 2026. At the option of the holder, the notes are convertible into common stock of the Company between $0.12 and $0.085 per share. In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.12 and $0.085 per share, the conversion price shall be reduced to equal such lower issue price per share. During the year ended December 31, 2025, $50,000 of these convertible notes and $3,295 of accrued interest was converted into shares of the Company’s common stock (see Note 6).

During the year ended December 31, 2025, the Company issued a $289,267 convertible note and received total proceeds of $250,000. The notes had an interest rate of 15%, an OID of 14% and a maturity date of December 31, 2026. The notes are convertible into common stock of the Company at $0.06 per share. In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.06 per share, the conversion price shall be reduced to equal such lower issue price per share. The Company recorded $39,267 of a debt discount related to the OID. As of December 31, 2025, the remaining unamortized debt discount was $37,618.

Interest expense on the above convertible notes payable was $113,284 (including $1,649 of debt discount amortization related to the OID) and $32,322 (including $0 of debt discount amortization related to the OID) during the year ended December 31, 2025 and 2024, respectively. Accrued interest as of December 31, 2025 and December 31, 2024 was $167,411 and $59,071, respectively, and has been recorded in accounts payable and accrued expenses on the balance sheet.

               The Company treats the above convertible notes as stock settled debt in accordance with ASC 480, “Distinguishing Liabilities from Equity” and measures the fair value of the notes at the time of issuance. As the fair value of the notes was not materially different than their face value, no discount was recorded. The conversion features are not considered freestanding equity instruments.